UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Climate Change Fund

	Shares	Value ($)

Common Stocks 95.5%
Austria 2.7%
Andritz AG	20,497	1,267,842
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) "A"	24,876	1,880,410

(Cost $3,286,217)		3,148,252
Belgium 0.9%
Umicore (Cost $1,207,528)	23,581	1,033,729
Canada 3.8%
Agrium, Inc.	13,500	1,141,867
Canadian Hydro Developers, Inc.*	210,258	924,755
Canadian National Railway Co.	23,454	1,230,573

Potash Corp. of Saskatchewan, Inc.	6,100	1,058,960

(Cost $4,623,720)		4,356,155
Chile 1.2%
Sociedad Quimica y Minera de Chile SA "B" (ADR) (Cost $1,333,260)	35,300	1,352,696
China 2.6%
JA Solar Holdings Co., Ltd. (ADR)*	80,096	1,428,112
LDK Solar Co., Ltd. (ADR)*	16,974	870,087
Trina Solar Ltd. (ADR)*	19,884	650,207

(Cost $3,020,442)		2,948,406
Denmark 2.8%
Vestas Wind Systems AS* (Cost $2,772,267)	23,430	3,181,302
Finland 0.5%
Fortum Oyj (Cost $617,179)	12,850	527,323
France 6.2%
Alstom SA	20,439	2,080,782
Compagnie de Saint-Gobain	30,279	1,853,182
Nexans SA	13,104	1,652,032
Schneider Electric SA	9,778	984,446
Veolia Environnement	10,000	538,393

(Cost $7,735,788)		7,108,835
Germany 14.1%
Aixtron AG	61,222	644,748
Bayer AG	21,727	1,721,421
Continental AG	7,946	862,944
K+S AG	7,500	908,717
Q-Cells AG*	22,222	2,234,422
SGL Carbon AG*	13,585	818,699
Siemens AG (Registered)	24,081	2,619,811
SMA Solar Technology AG*	7,630	670,999
Solarworld AG	73,202	3,822,591
Vossloh AG	8,472	1,105,205
Wacker Chemie AG	3,757	691,696

(Cost $16,478,667)		16,101,253
Greece 0.4%
Terna Energy SA (Cost $601,962)	51,176	449,064
Ireland 0.6%
Kingspan Group PLC (Cost $599,617)	61,735	704,418
Japan 0.4%
Daikin Industries Ltd. (Cost $662,212)	12,910	436,948
Netherlands 2.0%
Ballast Nedam NV (CVA)	20,758	669,140
Koninklijke Boskalis Westminster NV (CVA)	28,377	1,679,251

(Cost $2,461,859)		2,348,391
Norway 1.3%
Renewable Energy Corp. AS*	17,750	547,214
Yara International ASA	14,500	896,497

(Cost $1,316,682)		1,443,711

Portugal 1.0%
EDP - Energias de Portugal SA (Cost $1,250,031)	227,529	1,155,640
Spain 3.0%
Acciona SA	5,386	1,072,439
Gamesa Corp. Tecnologica SA	49,281	2,334,580

(Cost $3,895,607)		3,407,019
Switzerland 4.6%
ABB Ltd. (Registered)*	90,954	2,229,152
BKW FMB Energie AG	5,636	633,740
Sulzer AG (Registered)	10,029	1,234,725
Syngenta AG (Registered)	4,300	1,154,235

(Cost $5,527,456)		5,251,852
United Kingdom 3.9%
PV Crystalox Solar PLC	188,549	609,144
Rotork PLC	30,473	608,812
RPS Group PLC	298,477	1,628,898
SIG PLC	75,788	747,257
The Weir Group PLC	55,441	932,165

(Cost $4,991,094)		4,526,276
United States 43.5%
Altair Nanotechnologies, Inc.*	205,429	443,727
American Superconductor Corp.*	30,116	739,950
Applied Materials, Inc.	68,099	1,220,334
Archer-Daniels-Midland Co.	40,000	1,018,400
Baldor Electric Co.	27,316	973,542
BorgWarner, Inc.	28,084	1,161,273
Bunge Ltd.	6,700	598,712
Calgon Carbon Corp.*	67,775	1,445,641
CLARCOR, Inc.	26,502	1,058,225
Cooper Industries Ltd. "A"	35,961	1,713,182
Covanta Holding Corp.*	71,768	1,996,586
Cree, Inc.*	28,407	662,167
Donaldson Co., Inc.	21,993	965,713
Emerson Electric Co.	47,936	2,243,405
Energy Recovery, Inc.*	31,390	282,824
Entergy Corp.	5,218	539,489
First Solar, Inc.*	7,055	1,951,766
Fluor Corp.	13,858	1,110,442
FPL Group, Inc.	8,652	519,639
Fuel Tech, Inc.*	29,000	531,860
FuelCell Energy, Inc.*	59,997	416,379
GT Solar International, Inc.*	57,650	726,390
Intel Corp.	36,500	834,755
ITC Holdings Corp.	22,456	1,257,761
ITT Corp.	18,000	1,147,500
Johnson Controls, Inc.	41,554	1,284,850
Kaydon Corp.	25,714	1,433,041
Layne Christensen Co.*	20,550	1,127,784
MEMC Electronic Materials, Inc.*	11,000	539,990
Monsanto Co.	9,730	1,111,652
Nalco Holding Co.	22,500	514,575
ON Semiconductor Corp.*	127,100	1,203,637
PG&E Corp.	29,690	1,227,088
Plum Creek Timber Co., Inc.	24,538	1,217,576

Polycom, Inc.*	23,500	658,940
Polypore International, Inc.*	36,750	1,008,052
Power Integrations, Inc.*	32,365	952,502
Quanta Services, Inc.*	24,000	766,560
Raser Technologies, Inc.*	109,700	942,323
Rayonier, Inc.	29,171	1,312,403
Shaw Group, Inc.*	11,091	549,448
SunPower Corp. "A"*	17,693	1,725,952
Tetra Tech, Inc.*	77,873	2,225,610
United Technologies Corp.	39,608	2,597,889
Valmont Industries, Inc.	16,541	1,765,586

(Cost $50,513,390)		49,725,120

Total Common Stocks (Cost $112,894,978)		109,206,390
Cash Equivalents 2.9%
Cash Management QP Trust, 2.44% (a) (Cost $3,349,118)	3,349,118	3,349,118
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $116,244,096) †	98.4	112,555,508
Other Assets and Liabilities, Net	1.6	1,760,656

Net Assets	100.0	114,316,164

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $116,968,586. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $4,413,078. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,241,384 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,654,462.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen

At August 31, 2008, the DWS Climate Change Fund had the following sector diversification:
		As a % of Common
Sector	Market Value ($)	Stocks
Industrials	68,833,015	63.0%
Materials	11,753,992	10.8%
Utilities	9,653,302	8.8%
Information Technology	8,846,179	8.1%
Consumer Discretionary	4,251,390	3.9%
Financials	2,529,979	2.3%
Health Care	1,721,421	1.6%
Consumer Staples	1,617,112	1.5%
Total	109,206,390	100.0%

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 61,731,495
Level 2	50,824,013
Level 3	-
Total	$ 112,555,508

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008